Expense Example {- Fidelity Worldwide Fund} - 10.31 Fidelity Worldwide Fund - AMCIZ PRO-13 - Fidelity Worldwide Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Worldwide Fund: Class A
Expense Example:
1 year	$ 704
3 years	975
5 years	1,267
10 years	2,095
Fidelity Advisor Worldwide Fund: Class M
Expense Example:
1 year	508
3 years	840
5 years	1,195
10 years	2,194
Fidelity Advisor Worldwide Fund: Class C
Expense Example:
1 year	317
3 years	670
5 years	1,149
10 years	2,472
Fidelity Advisor Worldwide Fund: Class I
Expense Example:
1 year	108
3 years	337
5 years	585
10 years	1,294
Fidelity Advisor Worldwide Fund: Class Z
Expense Example:
1 year	95
3 years	296
5 years	515
10 years	$ 1,143